Document And Entity Information (USD $)	3 Months Ended
	Jun. 30, 2011	Aug. 12, 2011
Document and Entity Information [Abstract]
Entity Registrant Name	Ante5, Inc.
Document Type	S-1
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding		47,358,965
Entity Public Float	$ 36,475,708
Amendment Flag	false
Entity Central Index Key	0001490161
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Smaller Reporting Company
Entity Well-known Seasoned Issuer	No
Document Period End Date	Jun. 30, 2011
Document Fiscal Year Focus	2011